Stock-Based Compensation - Schedule of Share Based Payment Award, Stock Options, Valuation Assumptions (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Risk-free interest rate used (average)	1.00%	1.00%
Expected market price volatility	175.40%	65.31%
Expected market price volatility	6 years 4 months 24 days	6 years 10 months 28 days
Class F Shares
Expected market price volatility		5 years 8 months 8 days